Fair Value Measurements (Details) - EBP 040 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	$ 579,000	$ 544,300
Common stock — LP
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	32,600	45,600
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	135,500	137,300
Collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	375,600	326,800
Stable value fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	35,300	34,600
Total
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	543,600	509,800
Total | Common stock — LP
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	32,600	45,600
Total | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	135,500	137,300
Total | Collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	375,600	326,800
Quoted Prices in Active Markets for Identical Assets (Level 1)
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	168,100	182,900
Quoted Prices in Active Markets for Identical Assets (Level 1) | Common stock — LP
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	32,600	45,600
Quoted Prices in Active Markets for Identical Assets (Level 1) | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	135,500	137,300
Quoted Prices in Active Markets for Identical Assets (Level 1) | Collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Other Observable Inputs (Level 2)
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	375,600	326,800
Other Observable Inputs (Level 2) | Common stock — LP
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Other Observable Inputs (Level 2) | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Other Observable Inputs (Level 2) | Collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	375,600	326,800
Stable value fund | Stable value fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	$ 35,300	$ 34,600